Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrued expenses	$ 921	$ 359	$ 369
Research and development-related [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued expenses	546	61	151
Compensation-related [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued expenses	375	298	207
Other Current Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued expenses			$ 11